Forethought Life Insurance Company

August 6, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forethought Life Insurance Company (“Registrant”)

Pre-effective Amendment No.1 to Registration Statement on Form S-1

File No. 333-276707

Dear Commissioners:

On behalf of Forethought Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, pre-effective amendment no. 1 to registration statement on Form S-1 for certain individual registered indexed linked annuity contracts to be issued by the Company. Furthermore, the Company intends to rely on the permission granted to Forethought Life Insurance Company pursuant to Rule 3-13 of Regulation S-X in the Staff's letter dated October 17, 2019 to file audited financial statements prepared in accordance with statutory accounting principles.

If you have any questions concerning this filing, please call me at 860-325-1538.

Very truly yours,

/s/ Sarah M. Patterson
Sarah M. Patterson

Managing Director, General Counsel for Individual Markets
and Assistant Secretary